INVESTMENT COMPANY ADMINISTRATION CORPORATION
                        2025 E. FINANCIAL WAY, SUITE 101
                               GLENDORA, CA 91741
                                 (818) 852-1033



October 11, 1996

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Re:      Kayne Anderson Mutual Funds
         File No. 333-8045, 811-7705
         CIK No. 0001018593


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Fund does not differ from that contained in Post-Effective Amendment No. 1 (the "Amendment") to the Trust's Registration Statement on Form N1-A. This Amendment was filed electronically on October 8, 1996.

Please give me a call if you have any questions at (818) 852-1033.

Very Truly Yours,

/s/ Rita Dam
Rita Dam
Assistant Treasurer
Kayne Anderson Mutual Funds